Accumulated Other Comprehensive Loss	6 Months Ended
Jun. 30, 2020
VELODYNE LIDAR, INC AND SUBSIDIARIES
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss

Note 6. Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss was comprised of the following as of December 31, 2018, December 31, 2019 and June 30, 2020 (in thousands):

	December 31,		June 30,
	2018	2019	2020
			(unaudited)
Foreign currency translation loss	$(131)	$(216)	$(250)
Unrealized loss on investments	(17)	—	—
Total accumulated other comprehensive loss	$(148)	$(216)	$(250)

For 2018, 2019 and the six months ended June 30, 2020 (unaudited), there were no significant amounts related to foreign currency translation loss or realized gains or loss on investments reclassified to net loss from accumulated other comprehensive loss.